Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

March 6, 2013

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
      Post-Effective Amendment No. 286 to Registration Statement
       No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for the funds listed in Exhibit A, the form of the Funds’ prospectuses and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statement of Additional Information contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 286 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on February 26, 2013.

If you have any questions, please contact Brian Montana at (617) 210-3662.

Sincerely,

  /s/ Brian Montana
Brian Montana

Senior Counsel

Exhibit A

Funds Trust

Wells Fargo Advantage Intrinsic Small Cap Value Fund

Wells Fargo Advantage Small Cap Opportunities Fund

Wells Fargo Advantage Small Cap Value Fund

Wells Fargo Advantage Small/Mid Cap Value Fund

Wells Fargo Advantage Special Small Cap Value Fund

Wells Fargo Advantage Traditional Small Cap Growth Fund